Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Statement of changes in equity [abstract]
Schedule of non-controlling interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2021	59,089	16,653	24,927	44	100,713
Share of net income (loss)	25,467	5,567	3,471	(655)	33,850
Interest on loan to non-controlling interest	(3,499)	—	—	—	(3,499)
Distributions to non-controlling interest	(26,870)	—	(4,051)	—	(30,921)
Participating funding from non-controlling interest	—	—	—	2,980	2,980
Other	—	—	732	(192)	540
Balance at December 31, 2022	54,187	22,220	25,079	2,177	103,663

Share of net income (loss)	17,146	5,824	8,799	(278)	31,491
Interest on loan to non-controlling interest	(4,174)	—	—	—	(4,174)
Distributions to non-controlling interest	(24,248)	(300)	(10,068)	—	(34,616)
Participating funding from non-controlling interest	—	—	—	2,332	2,332
Other	—	—	428	472	900
Balance at December 31, 2023	42,911	27,744	24,238	4,703	99,596
The following is the summarized financial information of subsidiaries with material non-controlling interests:

	Fekola		Otjikoto
	2023	2022	2023	2022
	$	$	$	$

Summarized Balance Sheets
Current assets	265,468	395,017	89,575	79,187
Non-current assets	979,116	967,148	297,950	335,802
Total assets	1,244,584	1,362,165	387,525	414,989

Current liabilities	174,643	230,574	43,623	13,258
Non-current liabilities	70,119	55,135	114,633	153,251
Total liabilities	244,762	285,709	158,256	166,509

Summarized Statements of Operations
Revenue	1,143,780	1,067,482	417,589	280,394
Net income	147,584	243,823	87,599	36,792